Finance Income and Costs - Summary of Finance Income and Costs (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income And Costs [abstract]
Interest income	₺ 7,539,961	₺ 4,502,121	₺ 3,070,183
Income from financial assets carried at fair value	1,706,465	6,648,585	2,510,355
Cash flow hedges - reclassified to profit or loss		4,746,542
Net fair value gains on derivative financial instruments and interest		1,652,279
Other	1,132,007	734,142	133,517
Finance income	10,378,433	18,283,669	5,714,055
Net foreign exchange losses	(3,753,432)	(20,236,739)	(10,330,380)
Net interest expenses for financial assets and liabilities measured at amortized cost	(11,456,857)	(8,427,797)	(6,164,873)
Net fair value losses on derivative financial instruments and interest	(1,148,598)		(9,501,159)
Cash flow hedges - reclassified to profit or loss	(613,555)		9,028,985
Other	(53,448)	(112,488)	(284,622)
Finance costs	(17,025,890)	(28,777,024)	(17,252,049)
Monetary gain (loss)	5,850,537	5,510,752	11,214,047
Net finance costs	(796,920)	(4,982,603)	(323,947)
Reclassification adjustments on cash flow hedges	142,580	5,317,587	10,292,928
Reclassification adjustments relating to cost of hedging reserve	(756,135)	(571,045)	(1,263,943)
Interest income on financial assets measured at amortized cost	1,662,613	1,116,928	1,767,578
Interest expense on financial liabilities at amortized cost	(13,119,470)	(9,544,725)	(7,932,451)
Gross foreign exchange gains	11,389,863	30,445,505	22,785,893
Gross foreign exchange losses	₺ (15,143,295)	₺ (50,682,245)	₺ (33,116,273)